MP 63 FUND

                               SEMI ANNUAL REPORT
                                AUGUST 31, 2001

Dear Fellow Shareholders:

    August 31 marked the half-way point of our third fiscal year, and although the tone is a bit different than it was a year ago, our results are equally encouraging. A year ago, our Net Asset Value had risen from $8.81 on February 29 to $10.34 on August 31, easily surpassing the performance of the Dow Jones Industrials, The S&P 500, and the NASDAQ Composite. This year, the story has been different, but our fund has once again outperformed those indices. The difference is that our NAV has held up far better than those indices in a decidedly down market. In the six months ending August 31, our NAV was down 0.30%, from $9.90 to $9.87, whereas the Dow had lost 5.20%, the S&P was down 8.58%, and the NASDAQ had slid 16.10%. Over a 12-month period, the differences were even wider: the MP 63 Fund lost 4.55%; the Dow lost 11.28%; the S&P lost 25.31%; and the NASDAQ had dropped an astounding 57.08%. So while we aren't happy about losing ground, it's clear that our portfolio of top quality companies have shown that they can outperform in both up and down markets.

    The events of September 11 have obviously had a major affect on us all, but the stock markets staged a remarkable comeback in the month following the terrorist attacks. After enduring a week of heavy selling, stocks began to rally in late September, invigorated by a defiant attitude across the country and in the investing community. By October 11, our NAV had rebounded from a post-attack low of $8.46 to close at $9.54, just above the $9.51 close of September 10. Likewise, the major indices (except for the Dow) also regained their September 10 levels just a month later. More important, it appears that many investors have learned to focus on long-term value again, as opposed to reacting to every earnings revision and daily news tidbit. That suits us well, since our companies are likely to be industry leaders for many years to come. We've made a couple of recent changes, replacing Newell Rubbermaid with Black and Decker and American Water Works with Philadelphia Suburban...although we haven't yet sold any shares. In the first case, NWL adopted a high-fee DRIP, and we also felt that Black & Decker had more promise. In the second case, American Water Works accepted a buyout offer from Germany's RWE, and its DRIP was immediately terminated.

    As we approach the ends of the calendar and fiscal years, we look forward to certain milestones. When we complete our third fiscal year, at the end of February, we'll have a track record that rating services like Morningstar highlight in their mutual fund comparisons, and we feel that we'll compare well to most funds. The year 2002 will also mark the first year for increased IRA contribution limits. Everyone will be able to contribute $3,000 per year, up from $2,000, and those over the age of 50 will also be able to contribute an additional $500 in "catch-up" funds. The annual $3,000 limit happens to equate to $250 per month, so January may be a perfect time for many of us to sign up for automatic debits, if we haven't already done so. Those limits apply to both conventional IRAs and Roth IRAs, and automatic debits are the perfect way to utilize dollar-cost averaging to invest over time...as well as to avoid the "pain" of scraping together a large lump-sum contribution. We hope you'll join us in continuing to build wealth as we enter an excellent period of recovery.




                              THE MP 63 FUND, INC.
                             Schedule of Investments
                                August 31, 2001
                                   (Unaudited)

                                                                          Market
   Shares                                                                 Value
--------------                                                           -------

              COMMON STOCKS                            99.55%

              ADVERTISING                               1.27%
        7,757 Interpublic Group of Companies ........................$  210,060
                                                                     -----------

              APPAREL                                   1.26%
        6,019 VF Corporation ........................................   208,077
                                                                     -----------

              AUTOMOTIVE MANUFACTURING                  3.63%
       12,370 Harley-Davidson, Inc. .................................   601,058
                                                                     -----------

              AUTOMOTIVE PARTS                          1.35%
        7,265 Genuine Parts Co. .....................................   223,471
                                                                     -----------

              BANKING                                   7.24%
        5,263 Bank One Corporation ..................................   182,573
        9,665 BB&T Corporation ......................................   355,479
        9,678 Fleet Boston Financial Corporation ....................   356,441
        9,819 National City Corporation .............................   303,113
                                                                     -----------
                                                                      1,197,606
                                                                     -----------

              BEVERAGES                                 1.33%
        4,533 Coca-Cola Corporation .................................   220,621
                                                                     -----------

              CHEMICALS                                 4.06%
        5,310 DuPont (E.I.) deNemours & Company .....................   217,551
        9,890 Engelhard, Inc. .......................................   258,425
       17,767 RPM, Inc. .............................................   195,792
                                                                     -----------
                                                                        671,768
                                                                     -----------


              COMMUNICATIONS EQUIPMENT                  0.89%
        5,155 Corning, Inc. .........................................    61,912
        4,138 Scientific-Atlanta, Inc. ..............................    84,995
                                                                     -----------
                                                                        146,907
                                                                     -----------


              COMPUTERS                                 3.43%
        4,852 Hewlett-Packard Company ...............................   112,615
       16,258 Intel Corporation .....................................   454,574
                                                                     -----------
                                                                        567,189
                                                                     -----------
              CONSUMER PRODUCTS                         4.48%
        7,798 Avon Products, Inc. ...................................   359,722
        7,232 Johnson & Johnson .....................................   381,199
                                                                     -----------
                                                                        740,921
                                                                     -----------


                                      -2-




                              THE MP 63 FUND, INC.
                       Schedule of Investments (continued)
                                 August 31, 2001
                                   (Unaudited)

                                                                          Market
   Shares                                                                 Value
--------------                                                           -------

              DIVERSIFIED MANUFACTURING                 1.16%
        4,685 General Electric Co. ..................................$  191,991
                                                                     -----------

              DRUGS                                     3.80%
        6,377 Abbott Laboratories ...................................   316,937
        8,162 Schering-Plough Corporation ...........................   311,217
                                                                     -----------
                                                                        628,154
                                                                     -----------

              FINANCIAL                                 8.31%
        7,201 Franklin Resources, Inc. ..............................   295,457
        8,148 H&R Block, Inc. .......................................   317,039
       20,589 Paychex, Inc. .........................................   763,234
                                                                     -----------
                                                                      1,375,730
                                                                     -----------

              FOOD                                      6.09%
        9,657 Conagra, Inc. .........................................   221,628
       11,683 Hormel Foods Corporation ..............................   297,566
        9,887 Sara Lee Corporation ..................................   217,514
        5,402 Wrigley Company .......................................   270,856
                                                                     -----------
                                                                      1,007,564
                                                                     -----------

              INSURANCE                                 4.21%
       15,388 AFLAC, Inc. ...........................................   423,478
        6,508 St. Paul Companies ....................................   273,531
                                                                     -----------
                                                                        697,009
                                                                     -----------

              MACHINERY                                 1.22%
        4,964 Ingersoll-Rand Company ................................   201,390
                                                                     -----------

              MANUFACTURING                            10.20%
       17,048 Clayton Homes, Inc. ...................................   261,005
        4,777 Illinois Tool Works, Inc. .............................   298,610
        2,637 Minnesota Mining & Manufacturing Company ..............   274,512
        6,856 Newell Rubbermaid, Inc. ...............................   157,002
        4,710 TRW, Inc. .............................................   165,792
       10,210 Tyco International Ltd. ...............................   530,410
                                                                     -----------
                                                                      1,687,331
                                                                     -----------

              MEDICAL INSTRUMENTS                       1.44%
        5,223 Medtronic, Inc. .......................................   237,855
                                                                     -----------

              METALS                                    0.99%
        4,138 Phelps Dodge Corporation ..............................   163,037
                                                                     -----------



                                      -3-




                              THE MP 63 FUND, INC.
                       Schedule of Investments (continued)
                                August 31, 2001
                                   (Unaudited)

                                                                          Market
   Shares                                                                 Value
--------------                                                           -------

              OFFICE EQUIPMENT                          3.25%
        7,797 Diebold, Inc. .........................................$  294,337
        5,605 Pitney Bowes, Inc. ....................................   243,761
                                                                     -----------
                                                                        538,098
                                                                     -----------
              OIL & GAS                                 3.31%
        5,104 BP Amoco PLC ..........................................   259,692
        7,167 ExxonMobil Corporation ................................   287,755
                                                                     -----------
                                                                        547,447
                                                                     -----------
              PACKAGING                                 1.62%
        6,130 Bemis Company, Inc. ...................................   268,249
                                                                     -----------

              PAPER & LUMBER                            1.18%
        4,869 International Paper Company ...........................   195,344
                                                                     -----------

              PERSONNEL                                 1.16%
       16,434 Servicemaster Company .................................   192,278
                                                                     -----------

              PUBLISHING                                1.43%
        3,841 Gannett Company, Inc. .................................   236,836
                                                                     -----------

              RENTAL & LEASING SERVICES                 1.15%
        8,417 Ryder System Inc. .....................................   190,140
                                                                     -----------

              RESTAURANT                                1.35%
        7,873 Wendys International ..................................   223,514
                                                                     -----------

              RETAIL- APPAREL                           1.24%
       14,572 The Limited, Inc. .....................................   205,465
                                                                     -----------

              RETAIL-DRUGS                              0.93%
       19,310 Rite Aid Corporation* .................................   153,321
                                                                     -----------

              RETAIL-GENERAL                            2.13%
        7,684 The Home Depot, Inc. ..................................   353,080
                                                                     -----------

              TELECOMMUNICATIONS                        4.08%
        7,051 Bellsouth Corporation .................................   263,002
        4,176 Centurytel, Inc. ......................................   146,369
       11,083 Global Crossing Ltd.* .................................    46,881
        5,336 SBC Communications, Inc. ..............................   218,295
                                                                     -----------
                                                                        674,547
                                                                     -----------

              TOBACCO                                   2.07%
        7,231 Philip Morris Companies, Inc. .........................   342,749
                                                                     -----------

              TOOLS                                     0.03%
          146 Black & Decker Corp. ..................................     5,742
                                                                     -----------


                                      -4-


                              THE MP 63 FUND, INC.
                       Schedule of Investments (continued)
                                August 31, 2001
                                   (Unaudited)

                                                                          Market
   Shares                                                                 Value
--------------                                                           -------

              TRANSPORTATION                            1.29%
        4,013 Union Pacific Corporation .............................$  213,773
                                                                     -----------

              UTILITY-ELECTRIC                          3.88%
        7,313 Duke Energy Corporation ...............................   287,474
        9,880 Edison International ..................................   134,467
        8,120 SCANA Corporation .....................................   219,808
                                                                     -----------
                                                                        641,749
                                                                     -----------

              UTILITY-GAS                               1.36%
        4,713 National Fuel Gas Company .............................   225,329
                                                                     -----------

              UTILITY-WATER                             1.75%
        8,414 American Water Works Company, Inc. ....................   289,442
                                                                     -----------

              TOTAL COMMON STOCKS
              (Cost $16,883,255) ....................................16,474,842
                                                                     -----------



              CASH EQUIVALENTS                          0.67%
    $ 111,367 Firstar Treasury Fund (Cost $111,367) .................   111,367
                                                                     -----------


              TOTAL INVESTMENTS
              (Cost $16,994,622)....................... 100.22%      16,586,209
              Liabilities less Other Assets............  -0.22%         (36,359)
                                                       --------      -----------
              TOTAL NET ASSETS......................... 100.00%     $16,549,850
                                                       ========     ============


(1) Federal Tax Information:  At August  31, 2001,
    the net unrealized depreciation based on cost
    for Federal income tax purposes of $16,994,622
    was as follows:
        Aggregate gross unrealized appreciation for all
        investments for which there was an excess of
        value over cost..............................................$1,827,534
        Aggregate gross unrealized depreciation for all
        investments for which there was an excess
        of cost over value...........................................(2,235,947)
                                                                     -----------
        Net unrealized depreciation.................................. ($408,413)
                                                                     ===========
       * Non-income producing security.




                       See notes to financial statements.




                              THE MP 63 FUND, INC.
                       Statement of Assets and Liabilities
                                August 31, 2001
                                   (Unaudited)

ASSETS:
     Investments in securities, at value
      (cost $16,994,622) (Note 2) .....................            $ 16,586,209
     Dividends and interest receivable ................                  32,178
     Receivable for fund shares sold ..................                   4,135
     Prepaid expenses .................................                   8,250
                                                                   ------------
           Total Assets ...............................              16,630,772
                                                                   ------------

LIABILITIES:
     Payable for fund shares repurchased ..............                   5,679
     Accrued advisory fee (Note 3) ....................                  14,693
     Accrued directors' fees ..........................                   4,641
     Accrued expenses and other liabilities ...........                  55,909
                                                                   ------------
          Total Liabilities ...........................                  80,922
                                                                   ------------

          Net Assets ..................................            $ 16,549,850
                                                                   ============

NET ASSETS CONSIST OF:
     Capital stock, $.001 par value; 1 billion shares
        authorized; 1,677,397 shares outstanding ......            $ 16,973,287
     Undistributed net investment income (loss) .......                  75,362
     Accumulated net realized  gain (loss) from
       investment transactions ........................                 (90,386)
     Net unrealized appreciation (depreciation) on
       investments ....................................                (408,413)
                                                                   ------------

     Net Assets .......................................            $ 16,549,850
                                                                   ============

     Net asset value ($16,549,850/1,677,397) ..........            $       9.87
                                                                   ============





                              THE MP 63 FUND, INC.
                             Statement of Operations
                                August 31, 2001
                                   (Unaudited)

INVESTMENT INCOME:
     Dividends .................................................$ 150,306
     Interest ..................................................    2,897
                                                                ---------
          Total investment income ..............................  153,203
                                                                ---------

EXPENSES:
     Advisory fees (Note 3) ....................................   28,586
     Administration fees (Note 4) ..............................   28,586
     Out-of-pocket expense .....................................   11,819
     Printing and postage expense ..............................    5,002
     Registration fees .........................................   10,611
     Insurance expense .........................................    6,092
     Custody fees ..............................................    4,284
     Legal fees ................................................    9,668
     Audit fees ................................................    3,093
     Directors fees ............................................    2,450
     Other expenses ............................................    1,513
                                                                ---------
         Total expenses ........................................  111,704

     Less:  advisory fees waived and expense
                 reimbursement (Note 3) ........................   (9,610)
                                                                ---------

     Net expenses ..............................................  102,094
                                                                ---------

     Net  investment income ....................................   51,109
                                                                ---------

NET REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS: (Note 2)
     Net realized (gain) loss on investment transactions .......        0
     Net change in unrealized appreciation (depreciation)
       on investments ..........................................  (86,226)
                                                                ---------
     Net  realized and unrealized gain (loss) on investments....  (86,226)
                                                                ---------
     Net increase (decrease) in net assets resulting
       from operations .........................................$ (35,117)
                                                                =========




                              THE MP 63 FUND, INC.
                       Statements of Changes in Net Assets


                                                                           For the            For the
                                                                         Period Ended        Year Ended
                                                                       August 31, 2001 *  February 28, 2001
                                                                       -----------------  -----------------
OPERATIONS:
     Net investment income (loss) ......................................   $     51,109    $    102,098
     Net realized gain (loss) from investment transactions .............              0         (99,928)
     Net change in unrealized appreciation (depreciation) on investments        (86,226)      1,591,869
                                                                           ------------    ------------
     Net increase (decrease) in net assets resulting from operations ...        (35,117)      1,594,039
                                                                           ------------    ------------

DIVIDEND AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income .............................................              0        (114,911)
     Net realized gains on investments .................................              0               0
                                                                           ------------    ------------
     Total dividends and distributions to shareholders .................              0        (114,911)
                                                                           ------------    ------------

FUND SHARE TRANSACTIONS:
     Proceeds from fund shares sold ....................................      1,861,912       3,179,420
     Dividends reinvested ..............................................              0         114,678
     Payments for fund shares redeemed (net of redemption fees of
        $6,346 and $25,845, respectively) ..............................       (481,462)     (1,942,485)
                                                                           ------------    ------------
     Net increase in net assets  from
        fund share transactions ........................................      1,380,450       1,351,613
                                                                           ------------    ------------

     Net increase in net assets ........................................      1,345,333       2,830,741

NET ASSETS:
Beginning of Period ....................................................     15,204,517      12,373,776
                                                                           ------------    ------------

End of Period (including undistributed net investment income
     of $75,412 and $24,253, respectively) .............................   $ 16,549,850    $ 15,204,517
                                                                           ============    ============


* Unaudited.



                              THE MP 63 FUND, INC.
                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                                                 For the           For the         For the
                                             Six Months Ended     Year Ended     Year Ended
                                            August 31, 2001 * February 28, 2001  February 29, 2000
                                            ----------------- -----------------  -----------------

Net asset value, beginning of period ........   $     9.90     $     8.81     $    10.00
                                                ----------     ----------     ----------

Income (loss) from investment operations:
      Net investment income (loss) ..........         0.03           0.07           0.08
      Net realized and unrealized gain (loss)
        on investments ......................        (0.06)          1.10          (1.21)
                                                ----------     ----------     ----------
      Total from investment operations ......        (0.03)          1.17          (1.13)
                                                ----------     ----------     ----------

Less distributions:
      Dividends from net investment income ..         0.00          (0.08)         (0.04)
      Distributions from net realized gains .         0.00           0.00          (0.02)
                                                ----------     ----------     ----------
      Total dividends and distributions .....         0.00          (0.08)         (0.06)
                                                ----------     ----------     ----------

Net asset value, end of period ..............   $     9.87     $     9.90     $     8.81
                                                ==========     ==========     ==========

Total return + ..............................        (0.30)%        13.26%        (11.36)%

Ratios/Supplemental data

Net assets, end of period (in thousands) ....   $   16,550     $   15,205     $   12,374

Ratios to Average Net Assets:

Expenses (before reimbursement) .............         1.37%          1.44%          1.81%
Expenses (net of reimbursement) .............         1.25%          1.25%          1.15%
Net investment income (before reimbursement)          0.51%          0.51%          0.20%
Net investment income (net of reimbursement)          0.63%          0.70%          0.86%

Portfolio Turnover Rate .....................         0.00%          9.17%          0.97%


* Unaudited.
+ Not annualized for periods less than one year.

                              THE MP 63 FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)



NOTE 1.  ORGANIZATION

           The MP 63 Fund (the "Fund"), is organized as a Maryland Corporation, incorporated on October 13, 1998, and registered as an open-end, diversified, management investment company under the Investment Company Act of 1940, as amended. The Fund's business and affairs are managed by its officers under the direction of its Board of Directors. The Fund's investment objective is to seek long-term capital appreciation for shareholders

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

         The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.
         A. SECURITY VALUATION - Securities for which market quotations are readily available are valued at market value. Portfolio securities for which market quotations are not considered readily available are stated at fair value on the basis of valuations furnished by a pricing service approved by the Board of Directors. The pricing service determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Short-term investments held by the Fund that mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Board of Directors.
         B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.
         C. FEDERAL INCOME TAXES - The Fund intends to comply with requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required.
         D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to shareholders on the ex-dividend date. The Fund will distribute its net investment income, if any, and net realized capital gains, if any, annually.
         E. USE OF ESTIMATES - The preparation of financial statements in conformity with general accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets an liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

  NOTE 3. INVESTMENT ADVISOR AGREEMENT

               The Fund has entered into an investment advisory agreement ("the Agreement") with The Moneypaper Advisor, Inc. ("Advisor"). Under this agreement, the Advisor provides the Fund with investment advice and supervises the Fund's management and investment programs. As compensation for the services rendered, the Fund pays the Advisor a fee accrued daily and paid monthly based on a sliding scale ranging from 0.35% for the first $75 million of the Fund's average net assets, to 0.10% of average net assets in excess of $1 billion.

The Advisor has voluntarily agreed to waive its advisory fee and to reimburse the Fund for other expenses so that total operating expenses of the Fund do not exceed an annual rate of 1.25% of average net assets. For the six months ended August 31, 2001, the advisor waived $9,610 pursuant to the voluntary undertaking.


NOTE 4. FUND ADMINISTRATOR AGREEMENT

         The Fund has an administrative agreement with American Data Services, Inc. ("ADS" or the "Administrator"). Under this agreement, the Administrator provides the Fund with administrative, transfer agency, and fund accounting services. As compensation for the services rendered, the Fund pays the Administrator a fee accrued daily and paid monthly based on a sliding scale ranging from 0.35% for the first $75 million of average net assets, to 0.10% of average net assets in excess of $1 billion. The Fund also reimburses the Administrator for printing, postage, telephone costs and certain other out-of-pocket expenses.

NOTE 5. CAPITAL SHARE TRANSACTIONS

         At August 31, 2001, there were 1 billion shares authorized at $.001 par value.

                         Six Months Ended                     Year Ended
                         AUGUST 31, 2001                    FEBRUARY 28, 2001
                         ---------------                 -----------------------
                              Shares         Amount         Shares        Amount
Shares Sold ...........       188,933    $ 1,861,912        319,644    $ 3,179,420
Dividends reinvestment              0              0         11,287        114,678
Shares repurchased ....       (47,518)      (481,462)      (198,758)    (1,942,485)
                          -----------    -----------    -----------    -----------
Net increase (decrease)       141,415    $ 1,380,450        132,173    $ 1,351,613
                          ===========    ===========    ===========    ===========






NOTE 6.  INVESTMENT TRANSACTIONS

         For the six months ended August 31, 2001, purchases and sales of securities, excluding short-term securities, aggregated $1,524,919 and $0 respectively.